Restructuring Charges (Total Costs Incurred in Connection with Restructuring Programs by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring costs		¥ 33,005	¥ 22,379	¥ 59,713
Depreciation associated with restructured assets		86	26	502
Total		33,091	22,405	60,215
Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs				231
Total				231
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,192	6,630	3,590
Total		3,192	6,630	3,590
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		4,795	2,922	2,467
Total		4,795	2,922	2,467
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs			852	752
Total			852	752
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs			624	640
Total			624	640
Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		16,011	2,026	688
Depreciation associated with restructured assets		86	0	138
Total		16,097	2,026	826
Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs			28	(9)
Total			28	(9)
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		9,007	9,297	51,354
Depreciation associated with restructured assets			26	364
Total		9,007	9,323	51,718
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs		24,449	18,999	9,854
Employee termination benefits | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs				225
Employee termination benefits | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,991	6,358	2,116
Employee termination benefits | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		4,795	2,922	2,467
Employee termination benefits | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs			846	68
Employee termination benefits | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs			530	563
Employee termination benefits | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		11,437	2,008	516
Employee termination benefits | Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs			28	4
Employee termination benefits | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		5,226	6,307	3,895
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	8,556	3,380	49,859
Other associated costs | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]			6
Other associated costs | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	201	272	1,474
Other associated costs | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]		6	684
Other associated costs | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]		94	77
Other associated costs | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	4,574	18	172
Other associated costs | Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]			(13)
Other associated costs | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	¥ 3,781	¥ 2,990	¥ 47,459

[1]	Other associated costs includes non-cash write-downs and disposals, net